Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Aug. 23, 2023 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of options issued	406,500
Exercise price per share (in Dollars per share) | $ / shares	$ 1.32
Expire term	10 years
Termination of employment or services term	90 days
Fair value of option grant per share (in Dollars per share) (in Dollars per share) | $ / shares	$ 0.72
Total option expenses (in Dollars) | $	$ 293
Vesting periods	3 years
Share Option Plan [Member]
Subsequent Event [Line Items]
Increase in number of options	931,139
Total number of options in plan	3,188,597
Options reserved for future grants	1,061,637